Plant and equipment, net (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
Total	$ 472,876	$ 419,644
Less: accumulated depreciation	(425,348)	(393,002)
Net book value	47,528	26,642
Furniture and fittings [Member]
Total	22,496	22,496
Renovation [Member]
Total	49,406	49,406
Office equipment And computers [Member]
Total	258,555	205,323
Machinery [Member]
Total	$ 142,419	$ 142,419